GS Mortgage-Backed Securities Trust 2022-PJ5 ABS-15G

Exhibit 99.3 - Schedule 7

Data Compare Summary (Total)
Run Date - 5/4/2022 6:11:56 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	66	0.00%	530
Amortization Term	0	26	0.00%	530
Amortization Type	0	26	0.00%	530
Balloon Flag	0	495	0.00%	530
Borrower First Name	0	496	0.00%	530
Borrower FTHB	0	26	0.00%	530
Borrower Last Name	0	530	0.00%	530
Borrower SSN	0	495	0.00%	530
City	0	530	0.00%	530
Contract Sales Price	0	38	0.00%	530
Decision System	0	24	0.00%	530
Doc Type	0	6	0.00%	530
Escrow Account	0	25	0.00%	530
Has FTHB	0	27	0.00%	530
Initial Rate Lock Date	0	1	0.00%	530
Investor: Qualifying Total Debt Ratio	2	530	0.38%	530
Lender	0	495	0.00%	530
Lien Position	0	26	0.00%	530
LTV Valuation Value	0	40	0.00%	530
Margin	0	6	0.00%	530
Maturity Date	0	34	0.00%	530
Mortgage Type	0	4	0.00%	530
Note Date	1	60	1.67%	530
Occupancy	0	530	0.00%	530
Original CLTV	1	530	0.19%	530
Original Interest Rate	0	496	0.00%	530
Original Loan Amount	0	530	0.00%	530
Original LTV	0	530	0.00%	530
Original Term	0	6	0.00%	530
Originator Loan Designation	0	495	0.00%	530
PITIA Reserves Months	0	275	0.00%	530
Product Description	0	495	0.00%	530
Property Type	0	530	0.00%	530
Purpose	0	530	0.00%	530
Refi Purpose	0	60	0.00%	530
Representative FICO	1	530	0.19%	530
State	0	530	0.00%	530
Street	0	496	0.00%	530
Zip	0	530	0.00%	530
Total	5	11,099	0.05%	530